Real Estate Investments, Net (Real Estate Sales) (Details)									1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 16, 2020 USD ($)	Nov. 02, 2020 USD ($) property	Mar. 19, 2020 USD ($) property	Aug. 22, 2019 USD ($) property	Aug. 01, 2019 USD ($)	Feb. 06, 2019 USD ($) property	Dec. 05, 2018 USD ($)	Nov. 06, 2018 property	Nov. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Apr. 01, 2019 USD ($)	Mar. 21, 2019 USD ($)	Sep. 25, 2018 USD ($)	Jul. 26, 2018 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of real estate investments											$ 5,230,000	$ 8,790,000	$ (70,000)
Number of properties transferred | property										7	7
Skilled Nursing Facilities | Lutz, Florida
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (loss) on sale of real estate investments									$ 3,800,000
Disposed by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price										$ 40,350,000	$ 40,350,000	62,200,000
Gain (loss) on sale of real estate investments											$ 5,230,000	$ 8,790,000
Disposed by sale | Skilled Nursing Facilities | Lutz, Florida
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price	$ 20,000,000
Gain (loss) on sale of real estate investments	$ 3,832,000
Disposed by sale | Seniors Housing Communities | Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price		$ 11,750,000
Gain (loss) on sale of real estate investments		(908,000)
Disposed by sale | Medical Office Buildings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price			$ 8,600,000
Gain (loss) on sale of real estate investments			$ 2,306,000
Disposed by sale | New York Six MOBs (1 property)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price				$ 13,600,000
Gain (loss) on sale of real estate investments				$ 2,883,000
Disposed by sale | Ocean Park
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price					$ 3,600,000
Gain (loss) on sale of real estate investments					(152,000)
Disposed by sale | New York Six MOBs (5 properties)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price						$ 45,000,000
Gain (loss) on sale of real estate investments						$ 6,059,000
Disposed by sale | SNF Properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price							$ 27,500,000
Gain (loss) on sale of real estate investments							$ (70,000)
Assets held for sale | Seniors Housing Communities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price					$ 200,000									$ 71,800,000	$ 3,500,000	$ 3,600,000
Assets held for sale | Seniors Housing Communities | Michigan
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price		$ 11,800,000
Number of properties disposed | property		11								11
Number of properties transferred		7								7	7
Assets held for sale | Medical Office Buildings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed | property			1
Assets held for sale | New York Six MOBs (5 properties) | Medical Office Buildings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contract Sale Price																	$ 58,800,000	$ 68,000,000.0
Number of properties disposed | property				1		5
Assets held for sale | SNF Properties | Skilled Nursing Facilities
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties disposed | property								8